Expenses from salaries and employee benefits	12 Months Ended
Dec. 31, 2022
Expenses from salaries and employee benefits [Abstract]
Expenses from salaries and employee benefits
35.	Expenses from salaries and employee benefits:

The composition of the expense for employee benefit obligations during the period 2022 and 2021 is as follows:

	2022	2021	2020
	MCh$	MCh$	MCh$

Expenses for short-term employee benefit	491,696	427,434	383,078
Expenses for employee benefits due to termination of employment contract	27,381	16,221	22,994
Training expenses	2,596	1,956	1,832
Expenses for nursery and kindergarten	1,403	1,536	1,518
Other personnel expenses	5,150	3,805	47,754
Total	528,226	450,952	457,176